UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 6, 2008

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$19,926,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1647    28030 SH       SOLE                    28030
ASML Holding N V ADR           COM              N07059111      825    46852 SH       SOLE                    46852
Amdocs                         COM              G02602103      560    20470 SH       SOLE                    20470
BJ's Restaurants Inc.          COM              09180C106      292    24448 SH       SOLE                    24448
Bio Reference Lab              COM              09057G602     1221    42242 SH       SOLE                    42242
Biovail Corporation            COM              09067J109      577    59040 SH       SOLE                    59040
Blue Earth Refineries          COM              G11999102      232   115907 SH       SOLE                   115907
CR Bard                        COM              067383109     1051    11081 SH       SOLE                    11081
Catalyst Pharmaceuticals       COM              14888U101      113    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104     1025    31447 SH       SOLE                    31447
Fuelnation, Inc.               COM              359528205        9   496780 SH       SOLE                   496780
General Electric               COM              369604103      453    17779 SH       SOLE                    17779
Helen of Troy Limited          COM              G4388N106      508    22318 SH       SOLE                    22318
Intel Corp.                    COM              458140100      755    40301 SH       SOLE                    40301
KHD Humboldt Wedag Inter'l Ltd COM              482462108     1064    55477 SH       SOLE                    55477
KV Pharmaceutical Cl A         COM              482740206     1760    77505 SH       SOLE                    77505
L3 Communications Hldg         COM              502424104     1030    10478 SH       SOLE                    10478
Mass Financial Corp. Class A   COM              P64605101     1441   275001 SH       SOLE                   275001
Mattson Technology             COM              577223100      451    95361 SH       SOLE                    95361
Monro Muffler Brake            COM              610236101      353    15299 SH       SOLE                    15299
Mymetics Corp                  COM              62856A102      166   502425 SH       SOLE                   502425
NII Holdings                   COM              62913F201      944    24892 SH       SOLE                    24892
O2 Micro                       COM              67107W100      518   142803 SH       SOLE                   142803
QUALCOMM                       COM              747525103      517    12039 SH       SOLE                    12039
SWA REIT                       COM              P85441114       46    96320 SH       SOLE                    96320
Scientific Games               COM              80874P109     1117    48508 SH       SOLE                    48508
Semitool Inc.                  COM              816909105      518    63349 SH       SOLE                    63349
Sigma Design                   COM              826565103      254    17896 SH       SOLE                    17896
Staples Inc.                   COM              855030102      478    21241 SH       SOLE                    21241